Property, Plant and Equipment - Summary of Net Carrying Amounts of Property, Plant and Equipment under Finance Lease Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	₨ 907.4	$ 13.1	₨ 1,192.7
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	553.2	8.0	378.5
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	298.2	4.3	693.2
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease arrangements	₨ 56.0	$ 0.8	₨ 121.0